Disclosure of detailed information about unamortized transaction costs - revolving credit facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equipment finance facility [Member]
Statements [Line Items]
Accretion of transaction costs		$ (871)
New transaction costs		326
Senior unsecured notes [Member]
Statements [Line Items]
Accretion of transaction costs	$ (1,087)	(1,012)
New transaction costs		133
Unamortized transaction costs - revolving credit facilities [Member]
Statements [Line Items]
Unamortized transaction costs, beginning balance	8,328	6,752
Accretion of transaction costs	1,946	3,291
New transaction costs	1,894	4,867
Unamortized transaction costs, ending balance	$ 8,276	$ 8,328